PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	$ 6,357,556	$ 5,085,015
Less: accumulated depreciation and amortization	(4,290,431)	(3,205,690)
Net book value	2,067,125	1,879,325
Depreciation and amortization	858,408	816,686	$ 909,002
Machinery and laboratory equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	4,150,822	3,462,343
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	915,208	767,205
Electronic equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	962,684	605,882
Furniture and tools
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	106,492	98,396
Vehicles
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	126,764	80,133
Software
Property, Plant and Equipment, Net, by Type [Abstract]
Total property, equipment and software	$ 95,586	$ 71,056